Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.21%
Apparel, Accessories & Luxury Goods–4.81%
Hermes International (France)	26,984	$40,428,353
Application Software–6.32%
Nice Ltd., ADR (Israel)(b)	72,465	18,555,388
salesforce.com, inc.(b)	148,384	34,518,570
		53,073,958
Biotechnology–1.97%
BeiGene Ltd., ADR (China)(b)	46,444	11,266,385
Twist Bioscience Corp.(b)	88,437	5,254,927
		16,521,312
Data Processing & Outsourced Services–15.29%
Adyen N.V. (Netherlands)(b)(c)	13,663	27,861,487
Amadeus IT Group S.A. (Spain)(b)	301,498	20,685,376
Mastercard, Inc., Class A	126,793	48,990,279
PayPal Holdings, Inc.(b)	109,038	18,747,994
Visa, Inc., Class A	53,985	12,209,787
		128,494,923
Food Retail–0.77%
HelloFresh SE (Germany)(b)	98,725	6,489,151
Health Care Equipment–3.57%
ABIOMED, Inc.(b)	26,540	7,852,390
Edwards Lifesciences Corp.(b)	18,748	2,047,281
Stryker Corp.	80,939	20,076,919
		29,976,590
Integrated Telecommunication Services–0.29%
Cellnex Telecom S.A. (Spain)(c)	52,909	2,412,794
Interactive Home Entertainment–2.05%
Sea Ltd., ADR (Taiwan)(b)	114,707	17,241,609
Interactive Media & Services–17.97%
Alphabet, Inc., Class A(b)	15,188	41,099,791
Meta Platforms, Inc., Class A(b)	232,361	72,789,407
Tencent Holdings Ltd. (China)	607,100	37,055,754
		150,944,952
Internet & Direct Marketing Retail–9.24%
Alibaba Group Holding Ltd., ADR (China)(b)	255,687	32,162,867
Shares		Value
Internet & Direct Marketing Retail–(continued)
Amazon.com, Inc.(b)	13,521	$40,447,666
JD.com, Inc., A Shares (China)(b)	29,242	1,090,437
Zalando SE (Germany)(b)(c)	49,964	3,925,746
		77,626,716
Internet Services & Infrastructure–6.56%
Okta, Inc.(b)	76,820	15,201,910
Twilio, Inc., Class A(b)	193,820	39,950,178
		55,152,088
Life Sciences Tools & Services–17.64%
Biotage AB (Sweden)	212,140	4,321,868
Illumina, Inc.(b)	118,571	41,359,936
Lonza Group AG (Switzerland)	25,447	17,515,997
Tecan Group AG, Class R (Switzerland)	44,975	21,859,094
Thermo Fisher Scientific, Inc.	79,899	46,445,289
Wuxi Biologics Cayman, Inc. (China)(b)(c)	1,699,500	16,688,872
		148,191,056
Pharmaceuticals–3.39%
Novo Nordisk A/S, Class B (Denmark)	284,333	28,464,149
Semiconductors–0.67%
Infineon Technologies AG (Germany)	137,462	5,615,194
Systems Software–7.16%
Crowdstrike Holdings, Inc., Class A(b)	207,528	37,487,858
ServiceNow, Inc.(b)	38,726	22,684,916
		60,172,774
Trucking–2.51%
Uber Technologies, Inc.(b)	564,908	21,127,559
Total Common Stocks & Other Equity Interests (Cost $571,387,742)		841,933,178
Money Market Funds–0.02%
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e) (Cost $155,115)	155,084	155,099
TOTAL INVESTMENTS IN SECURITIES–100.23% (Cost $571,542,857)		842,088,277
OTHER ASSETS LESS LIABILITIES—(0.23)%		(1,935,490)
NET ASSETS–100.00%		$840,152,787

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $50,888,899, which represented 6.06% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$71	$6,571,395	$(6,571,466)	$-	$-	$-	$6
Invesco Liquid Assets Portfolio, Institutional Class	-	4,693,854	(4,538,736)	(16)	(3)	155,099	6
Invesco Treasury Portfolio, Institutional Class	81	7,510,166	(7,510,247)	-	-	-	3
Total	$152	$18,775,415	$(18,620,449)	$(16)	$(3)	$155,099	$15

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$607,518,906	$234,414,272	$—	$841,933,178
Money Market Funds	155,099	—	—	155,099
Total Investments	$607,674,005	$234,414,272	$—	$842,088,277
Invesco Global Focus Fund